      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 15, 2001

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

           Pre-Effective Amendment No.

XX         Post-Effective Amendment No. 43

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

XX         Amendment No. 45

                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado     80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
      XX   on July 18, 2001 pursuant to paragraph (b)
           60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
           75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment (post-effective Amendment No. 29)

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger Large Cap Value Fund - Investor Shares and Institutional Shares
--------------------------------------------------------------------------------

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on June 20, 2000 (the "Amendment") and pursuant to that paragraph would become effective on August 21, 2000. Post-Effective Amendments No. 30, 31, 32, 34, 35, 37, 39, 40, and 41 under the Securities Act of 1933 and Amendments No. 32, 33, 34, 36, 37, 39. 41, 42, and 43 under the
Investment Act of 1940 were filed pursuant to paragraph (b) of Rule 485 on August 18, 2000, extending the effective date of the Amendment to September 20, 2000; on September 19, 2000 extending the effective date of the Amendment to October 20, 2000; on October 19, 2000 extending the effective date of the Amendment to November 20, 2000, on November 17, 2000 extending the effective date of the Amendment to December 18, 2000, on December 15, 2000 extending the effective date of the Amendment to January 17, 2001, on January 16, 2001 extending the effective date of the Amendment to February 16, 2001, on February 15, 2001 extending the effective date of the Amendment to March 19, 2001, on March 16, 2001 extending the effective date of the Amendment to April 18, 2001, on April 17, 2001 extending the effective date of the Amendment to May 18, 2001, and on May 17, 2001 extending the effective date of the Amendment to June 18, 2001, respectively.

         The Registrant hereby designates July 18, 2001 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 15th day of June, 2001.


                                         BERGER INVESTMENT PORTFOLIO TRUST
                                         ---------------------------------
                                         (Registrant)

                                         By /s/ Jack R. Thompson
                                           -------------------------------------
                                         Name: Jack R. Thompson
                                              ----------------------------------
                                         Title: President
                                               ----------

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                          Title                                                      Date
---------
/s/ Jack R. Thompson                               President (Principal                                      June 15, 2001
--------------------------------------             Executive Officer)
Jack R. Thompson                                   and Trustee



/s/ Brian S. Ferrie                                Vice President                                            June 15, 2001
--------------------------------------             (Principal
Brian S. Ferrie                                    Financial Officer)

Signature                                          Title                                                      Date
---------
/s/ John Paganelli                                 Vice President and Treasurer                              June 15, 2001
--------------------------------------             (Principal Accounting
John Paganelli                                     Officer)


/s/ Dennis E. Baldwin                              Trustee                                                   June 15, 2001
--------------------------------------
Dennis E. Baldwin*



/s/ Katherine A. Cattanach                         Trustee                                                   June 15, 2001
--------------------------------------
Katherine A. Cattanach*



/s/ Paul R. Knapp                                  Trustee                                                   June 15, 2001
--------------------------------------
Paul R. Knapp*


/s/ Harry T. Lewis, Jr.                            Trustee                                                   June 15, 2001
--------------------------------------
Harry T. Lewis, Jr.*


/s/ Michael Owen                                   Trustee                                                   June 15, 2001
--------------------------------------
Michael Owen*


/s/ William Sinclaire                              Trustee                                                   June 15, 2001
--------------------------------------
William Sinclaire*


/s/ Albert C. Yates                                Trustee                                                   June 15, 2001
--------------------------------------
Albert C. Yates*



/s/ Jack R. Thompson
--------------------------------------
*By Jack R. Thompson
 Attorney-in-Fact